Variable Interest Entities - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 23, 2024 USD ($) shares	Mar. 15, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / barrel vessel class_of_unit $ / shares shares	Dec. 31, 2024 USD ($) vessel shares	Apr. 16, 2019
Variable Interest Entity [Line Items]
Number of classes of units | class_of_unit			3
Oil price per barrel (in dollars per barrel) | $ / barrel			60
Stock repurchased during period (in shares) | shares			3,576,000	679,000
Golar Hilli LLC
Variable Interest Entity [Line Items]
Subsidiary, ownership percentage, parent (in percentage)			100.00%
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)					30.00%
Golar Hilli LLC
Variable Interest Entity [Line Items]
Loss, equity repurchased during period		$ 251,200
Gain, equity repurchased during period	$ 1,900
Hilli Common Units
Variable Interest Entity [Line Items]
Stock repurchased during period (in shares) | shares	134	1,230
Payments for repurchase of equity	$ 59,900	$ 100,000
Dividends payable	$ 2,400	$ 3,900
Series A Special Units
Variable Interest Entity [Line Items]
Stock repurchased during period (in shares) | shares	268
Series B Special Units
Variable Interest Entity [Line Items]
Stock repurchased during period (in shares) | shares	268
Golar Hilli LLC | Common units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)			5.00%
Golar Hilli LLC | Series A Special Units
Variable Interest Entity [Line Items]
Redemption price for series A special units (in dollars per share) | $ / shares			$ 1
Golar Hilli LLC | Series B Special Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)			95.00%
New Fortress Energy (NFE)
Variable Interest Entity [Line Items]
Shares used for repurchase of equity | shares		4,100,000
Shares used for repurchase of equity, value		$ 116,900
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1	1
Lease extension duration (in years)			5 years
Dividends payable			$ 184,000	$ 184,000